OFFICE AND MISCELLANEOUS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OFFICE AND MISCELLANEOUS

19. OFFICE AND MISCELLANEOUS

	For the years ended December 31,
	2023	2022	2021
Advertising, Marketing, and Investor Relations	$4,243,432	$4,431,818	$5,165,791
Compliance fees	193,250	152,826	432,874
Impairment of accounts receivable	216,238	-	-
Contract Work	772,003	441,798	300,975
Other	878,956	371,519	556,358
	$6,303,879	$5,397,961	$6,455,998